Basis of preparation	12 Months Ended
Jun. 30, 2018
Disclosure of Basis of preparation [Abstract]
Disclosure of basis of preparation of financial statements [text block]
2	Basis of preparation

(a)	Statement of compliance

The consolidated financial statements of the Group as of June 30, 2017 and 2018 and for each of the years in the three-year period ended June 30, 2018 comprise the accounts of the Company, its subsidiaries and consolidated affiliated entities, in which all intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by International Accounting Standards Board (“IASB”).

The consolidated financial statements were authorized for issue by the Company’s board of directors on October 18, 2018.

(b)	Basis of presentation

Since laws
of PRC
prohibit foreign ownership of companies and institutions in compulsory educational services at primary and middle school levels, and restrict foreign investment in educational services businesses at the high school level, the
Group
’s offshore holding companies are not allowed to directly own and operate schools in China. Thus, Hailiang Consulting, the Company’s wholly owned PRC subsidiary, entered into a series of contractual arrangements (“Contractual Agreements”) with Hailiang Management and its affiliated subsidiaries and schools and respective shareholder Mr. Feng on December 31, 2013. The contractual arrangements include Power of Attorney, Call Option Agreement, Equity Pledge Agreement, and Consulting Services Agreement.

The key terms of the Contractual Agreements are as follows:

Call Option Agreement:
Pursuant to the Call Option Agreement, Mr. Feng unconditionally and irrevocably granted Hailiang Consulting or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, in certain cases, including but not limited to the cancellation of any of the other agreements under the contractual arrangements or liquidation or dissolution of Hailiang Management, all or part of the equity interest in Hailiang Management at the lowest consideration permitted by PRC laws and regulations. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. This agreement shall remain in full force and effect until Hailiang Management’s term of operations expires in April 2042.

Power of Attorney:
In December 2013, Mr. Feng executed an irrevocable power of attorney appointing Hailiang Consulting, or any person designated by Hailiang Consulting, as his attorney-in-fact to (i) exercise on his behalf all his rights as a shareholder of Hailiang Management, including those rights under PRC laws and regulations and the articles of association of Hailiang Management, such as appointing, replacing or removing directors, declaring dividends and making decisions on operational and financial matters, (ii) act as the representative of Hailiang Management in its business operations, and (iii) unconditionally assign Mr. Feng’s shareholding rights to Hailiang Consulting, including dividends or other benefits that Mr. Feng receives from Hailiang Management as a shareholder.

Consulting Services Agreement:
Hailiang Consulting has the exclusive right to provide comprehensive technical and business support services to the Affiliated Entities. The Affiliated Entities agree to pay annual service fees, calculated as a percentage of their total revenue, to Hailiang Consulting. The service fees could be up to 100% of the profits of the Affiliated Entities. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. The Consulting Services Agreement shall remain in full force and effect during the term of operations of the Affiliated Entities.

Equity Pledge Agreement:
Pursuant to the Equity Pledge Agreement, Mr. Feng unconditionally and irrevocably pledged all of his equity interests in Hailiang Management to Hailiang Consulting to guarantee performance of the obligations of the Affiliated Entities under the Call Option Agreement, Power of Attorney and Consulting Services Agreement. Mr. Feng agreed that without prior written consent of Hailiang Consulting, he shall not transfer or dispose of the pledged equity interests, commence any bankruptcy or liquidation process of Hailiang Management or create or allow any encumbrance on the pledged equity interests. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. The Equity Pledge Agreement shall remain in full force and effect until all of the obligations of the Affiliated Entities under the Consulting Services Agreement have been duly performed and related payments are duly paid.

The Contractual Agreements provide the Company, through Hailiang HK and Hailiang Consulting, the following, (i) the power over the Affiliate Entities; (ii) the exposure or rights to variable returns from its involvement with the Affiliated Entities; and (iii) the ability to affect those returns through its power over the Affiliated Entities.

The Company has the power over the Affiliated Entities by virtue of the Power of Attorney, pursuant to which Hailiang Consulting has rights that give it the current ability to direct the activities that significantly affect the returns of the Affiliated Entities. Hailiang Consulting has the rights to appoint, replace or remove directors of Hailiang Management, as well as to make decisions on all operational and financial matters of the Affiliated Entities.

The Company has the exposure or rights to variable returns from its involvement with the Affiliated Entities by virtue of the Power of Attorney and Consulting Services Agreement. Hailiang Consulting’s returns from its involvement with the Affiliated Entities have the potential to vary as a result of the performance of the Affiliated Entities. Pursuant to the Power of Attorney, Hailiang Consulting is the only party that can share in the distributed and undistributed earnings of the Affiliated Entities. Pursuant to the Consulting Services Agreement, Hailiang Consulting has the exclusive right to provide consulting, support and services to the Affiliated Entities in return for a fee that could be up to 100% of the profits of the Affiliated Entities.

The Company has all decision-making rights over the Affiliated Entities to affect the amounts of its returns. By virtue of the Power of Attorney, Hailiang Consulting is the principal and is the only party that has the decision-making authority on all relevant activities of the Affiliated Entities. There are no substantive rights held by other parties that may affect or restrict Hailiang Consulting’s ability to direct the relevant activities of the Affiliated Entities. The Power of Attorney is irrevocable and no party can remove Hailiang Consulting without cause. Hailiang Consulting also has exposure to variability of returns of the Affiliated Entities from the Call Option Agreement.

The Company, Hailiang HK and Hailiang Consulting are either investment holding companies or companies that have not carried out any business since their respective dates of incorporation, apart from acquiring control of the Affiliated Entities through the Contractual Agreements. The Company and the Affiliated Entities are controlled by the same person both before and after the Reorganization on December 31, 2013. In substance, the Reorganization involves no business combination and is merely a reorganization of entities under common control. Accordingly, the assets and liabilities of the Affiliated Entities are measured and recognized at their historical carrying amounts. In addition, the accompanying consolidated financial statements present the results of the Group as if the Reorganization had been consummated as of the beginning of the earliest period presented. That is, the Company’s consolidated financial statements include the financial position and the results of operations of the Affiliated Entities as of the earliest periods presented.

On June 30, 2017, Hailiang Consulting entered into a series of amended and restated contractual arrangements with Hailiang Management and Mr. Hailiang Feng, the controlling shareholder of the Company (collectively, the “Amended and Restated Contractual Agreements”). The purposes of the Amended and Restated Contractual Agreements were to revise the original contractual arrangements among the said parties entered into in December 2013 in order to (i) reflect and accommodate additions of new affiliated entities of Hailiang Management since December 2013 as well as any future changes thereto, and (ii) to allow for potential arrangements, if any and when applicable, to be entered into by controlled affiliate(s) of Hailiang Consulting. Notwithstanding the aforementioned revisions, the Amended and Restated Contractual Agreements continue to enable the Company to:

•	exercise the power over its affiliated entities;

•	have the exposure or rights to variable returns from its involvement with its affiliated entities; and

•	exercise the ability to affect those returns through use of its power over its affiliated entities

The following is a summary of the material provisions of the Amended and Restated Contractual Agreements.

Amended and Restated Call Option Agreement.
Pursuant to the amended and restated call option agreement between Hailiang Consulting, Hailiang Management and Mr. Feng entered into on June 30, 2017, Mr. Feng unconditionally and irrevocably granted Hailiang Consulting or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, in certain cases, including but not limited to the cancellation of any of the other agreements under the contractual arrangements or liquidation or dissolution of Hailiang Management, all or part of the equity interest in Hailiang Management at the lowest consideration permitted by PRC laws and regulations. Hailiang Consulting has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. In the event that the exercise price is higher than the registered capital of Hailiang Management, Mr. Feng agreed to return any consideration paid in excess of such registered capital to Hailiang Consulting or any third party it designates. Without Hailiang Consulting’s written consent, Hailiang Management and Mr. Feng may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of Hailiang Management’s assets, businesses or equity interests or merge with or acquire other businesses. Without obtaining Hailiang Consulting’s written consent, Hailiang Management may not enter into any material contracts, incur any indebtedness or provide any loan or guarantee to a third party, or alter the nature or scope of its business. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. Unless terminated, this agreement shall remain in full force and effect until Hailiang Management’s term of operations expires in April 2042.

Amended and Restated Power of Attorney.
On June 30, 2017, Mr. Feng executed an irrevocable amended and restated power of attorney appointing Hailiang Consulting, or any person designated by Hailiang Consulting, as his attorney-in-fact to (i) exercise on his behalf all his rights as a shareholder of Hailiang Management, including those rights under PRC laws and regulations and the articles of association of Hailiang Management, such as appointing, replacing or removing directors, declaring dividends and making decisions on operational and financial matters, (ii) act as the representative of Hailiang Management in its business operations, and (iii) unconditionally assign Mr. Feng’s shareholding rights to Hailiang Consulting, including dividends or other benefits associated with shareholding that Mr. Feng receives from Hailiang Management.

Amended and Restated Consulting Services Agreement.
Pursuant to the amended and restated consulting services agreement between Hailiang Consulting, Hailiang Management and Mr. Feng, as the shareholder of Hailiang Management, entered into on June 30, 2017, Hailiang Consulting (or its controlled affiliate) has the exclusive right to provide comprehensive technical and business support services to Hailiang Management’s affiliated entities. In particular, such services include developing curriculum, conducting market research and offering strategic business advice, providing information technology services, providing public relations services, providing support for teacher hiring and training and providing other services that the affiliated entities may need from time to time. Without the prior consent of Hailiang Consulting, none of Hailiang Management’s affiliated entities may accept such services provided by any third party. Hailiang Consulting owns the exclusive intellectual property rights created as a result of the performance of this agreement. Hailiang Management’s affiliated entities agree to pay annual service fees, calculated as a percentage of their total revenue, to Hailiang Consulting (or its controlled affiliate). At the sole discretion of Hailiang Consulting, the percentage ratio for calculating the service fees may be adjusted from time to time based on the complexity of the services provided, the time and resources committed by Hailiang Consulting (or its controlled affiliate) and the commercial value of the services. The consulting services agreement enables Hailiang Consulting (or its controlled affiliate) to charge an annual service fee, the maximum of which equals the net income of Hailiang Management’s affiliated entities after deducting the mandatory development reserve fund and other necessary costs prior to the payment of such service fees. As part of the consulting services agreement, Hailiang Management and Mr. Feng agree that they will not take any actions, such as incurring indebtedness, disposing of material assets, materially changing the scope or nature of the business of Hailiang Management’s affiliated entities, disposing of their equity interests in Hailiang Management’s affiliated entities, or paying dividends to Mr. Feng without the written consent of Hailiang Consulting. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. Unless terminated, the agreement shall remain in full force and effect during the term of operations of Hailiang Management’s affiliated entities.

Amended and Restated Equity Pledge Agreement.
Pursuant to an amended and restated equity pledge agreement between Hailiang Consulting, Mr. Feng and Hailiang Management entered into on June 30, 2017, Mr. Feng unconditionally and irrevocably pledged all of his equity interests in Hailiang Management to Hailiang Consulting to guarantee performance of the obligations of Hailiang Management’s affiliated entities under the call option agreement, power of attorney and consulting services agreement, each as described above. Mr. Feng agreed that without prior written consent of Hailiang Consulting, he shall not transfer or dispose of the pledged equity interests, commence any bankruptcy or liquidation process of Hailiang Management or create or allow any encumbrance on the pledged equity interests. This agreement may not be terminated by Hailiang Management or Mr. Feng, nor can it be terminated by Hailiang Consulting without cause. Unless terminated, the equity pledge agreement remains in full force and effect until all of the obligations of Hailiang Management’s affiliated entities under the consulting services agreement have been duly performed and related payments are duly paid. The pledge of equity interests in Hailiang Management has been duly registered with the local branch of SAIC and is effective upon such registration.

On February 8, 2018, Zhejiang Beize Group Co., Ltd. (“Beize Group”), a PRC company 100% owned by Mr. Feng and his wife, subscribed 0.1% registered capital of Hailiang Management. Accordingly, On February 23, 2018, Hailiang Consulting, Hailiang Management, Mr. Feng and Beize Group entered into a series of contractual arrangement (the “Second Amended and Restated Contractual Agreements”), including the Second Amended and Restated Call Option Agreement, Second Amended and Restated Powers of Attorney, Second Amended and Restated Consulting Services Agreement and Second Amended and Restated Equity Pledge Agreement. The Second Amended and Restated Contractual Agreements were signed to reflect the abovementioned increase of shareholders while the terms of these agreements remained unchanged. The recording process for the Second Amended and Restated Contractual Agreements with the local government was completed on March 15, 2018.

The following financial statement balances and amounts of the affiliated entities were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	2017 RMB	2018 RMB
Total current assets	376,729	848,028
Total non-current assets	805,910	710,464
Total assets	1,182,639	1,558,492
Total current liabilities	197,473	396,238
Total liabilities	197,473	396,238

	2016 RMB	2017 RMB	2018 RMB
Net revenue	653,753	853,247	1,110,470
Profit before tax	112,571	165,300	221,057

The affiliated entities contributed an aggregate of 100%, 100% and 95.0% of the Group’s consolidated revenue for the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2017 and 2018, the affiliated entities accounted for an aggregate of 84.5% and 82.7%, respectively, of the consolidated total assets, and 66.4% and 72.0%, respectively, of the consolidated total liabilities.

(c)	Risks and uncertainties

Risks and uncertainties of the Contractual Arrangements: T
he Company relies on the Contractual Agreements to control the Affiliated Entities. However, these contractual arrangements may not be as effective as direct equity ownership in providing the Company with control over the Affiliated Entities. Any failure by Hailiang Management, Mr. Feng, the nominee shareholder of Hailiang Management or Beize Group, to perform the obligations under the Contractual Agreements would have a material adverse effect on the financial position and financial performance of the Company. Therefore, the enforceability of the Contractual Agreements represents a significant judgment and assumption. All the Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these agreements would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in the PRC is not as developed as some other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In addition, if the legal structure and the Contractual Agreements were found to be in violation of any existing or future PRC laws and regulations, the Company may be subject to fines or other legal or administrative sanctions.

In the opinion of management, based on the legal opinion obtained from the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations. However, there are uncertainties regarding the interpretation and application of existing and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and the contractual arrangements are found to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	require the Company to restructure its ownership structure and operations in the PRC to comply with the existing or future PRC laws and regulations;

•	revoke the Affiliated Entities’ business and operating licenses;

•	require the Affiliated Entities to discontinue or restrict operations;

•	block the Affiliated Entities’ websites;

•	impose additional conditions or requirements with which the Affiliated Entities may not be able to comply; or

•	take other regulatory or enforcement actions against the Affiliated Entities that could be harmful to the Affiliated Entities’ business.

If the imposition of any of these government actions causes the Company to lose its right to direct the activities of the Affiliated Entities or to lose its right to the variable returns from its involvement with the Affiliated Entities and the Company is not able to restructure its ownership structure of the Affiliated Entities (such as acquiring controlling equity interests), the Company would not be able to consolidate the financial results of the Affiliated Entities in the Company’s consolidated financial statements. Substantially all assets, liabilities and results of operations reported in the accompanying consolidated financial statements comprise the assets, liabilities and results of operations of the Affiliated Entities. The Company and its wholly owned subsidiaries, Hailiang HK and Hailiang Consulting are investment holding companies with no substantial operations and hold minimal amount of assets. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or contractual arrangements is remote based on current facts and circumstances.

The equity interests of Hailiang Management are legally held by Mr. Feng and Beize Group on behalf of the Company. Mr. Feng is also a major shareholder of the Company. The Company cannot assure that Mr. Feng and Beize Group will act in the best interests of the Company. The Company relies on Mr. Feng and Beize Group to comply with the terms and conditions of the Contractual Agreements. If Mr. Feng and Beize Group is in breach of his contractual obligations under the Contractual Agreements and the Company cannot resolve any dispute between the Company, Mr. Feng and Beize Group, the Company would have to rely on legal proceedings, which could result in disruption of the Company’s business and subject the Company to substantial uncertainty as to the outcome of any such legal proceedings.

(d)	Functional and presentation currency

The functional currency of each of the Group’s entities is the currency of the primary economic environment in which the entity operates (the “functional currency”). The Company’s functional currency is the United States dollar (“USD”), whereas the functional currency of Hailiang HK and the PRC entities of the Group are the HKD and RMB, respectively.

The Group’s presentation currency is RMB. All financial information presented has been rounded to the nearest thousands, except when otherwise indicated.

(e)	Use of estimates

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the period. Significant items subject to such estimates and assumptions include the consolidation of the Affiliated Entities, the useful lives and the recoverability of the carrying amounts of property and equipment and intangible assets (including goodwill), the collectability of other receivables and term deposits placed with a related party finance entity, income tax and the assessment of contingent liabilities. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 2(c), risks and uncertainties (the enforceability of the Contractual Agreements)

•	Note 7, income tax expenses

•	Note 9, property and equipment

•	Note 10, intangible assets and goodwill

•	Note 12, other current assets

•	Note 18(a), credit risk

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

Management regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then management assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRSs, including the level in the fair value hierarchy in which such valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

Level 1: inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: inputs are inputs, other than quoted prices included within Level 1, those are observable for the asset or liability, either directly or indirectly; and

Level 3: inputs are unobservable inputs for asset or liability.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about assumptions made in measuring fair values is included in the following notes:

•	Note 10, intangible assets and goodwill

•	Note 18(d), fair value